Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 616	$ 3,815
Transaction price allocated to unsatisfied performance obligations	2,987	3,148
Asset recognized from the cost to fulfill a contract with customer	$ 560	$ 567